Document and Entity Information	Apr. 07, 2022
Cover [Abstract]
Entity Information, Former Legal or Registered Name	Discovery,Inc.
Amendment Flag	true
Entity Central Index Key	0001437107
Document Type	8-K/A
Document Period End Date	Apr. 07, 2022
Entity Registrant Name	Warner Bros. Discovery, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34177
Entity Tax Identification Number	35-2333914
Entity Address, Address Line One	230 Park Avenue South
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	548-5555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Series A Common Stock
Trading Symbol	WBD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On April 12, 2022, Warner Bros. Discovery, Inc. (“WBD” or the “Company”), formerly known as Discovery, Inc. (“Discovery”), filed a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, that it had completed the previously announced combination (the “Merger”) of Discovery and the WarnerMedia business (the “WarnerMedia Business”) of AT&T Inc. (“AT&T”) pursuant to (1) that certain Agreement and Plan of Merger, dated as of May 17, 2021 (as amended, the “Merger Agreement”), by and among Discovery, Drake Subsidiary, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Discovery, AT&T and Magallanes, Inc., a Delaware corporation and formerly a wholly owned subsidiary of AT&T (“Spinco”), (2) that certain Separation and Distribution Agreement, dated as of May 17, 2021 (as amended, the “Separation Agreement”), by and among Discovery, AT&T and Spinco, and (3) certain other agreements in connection with the transactions contemplated by the Merger Agreement and the Separation Agreement. The Original Form 8-K omitted the financial statements of the business acquired and the pro forma combined financial information as permitted by Item 9.01(a)(3) and Item 9.01(b)(2) of Form 8-K. This Amendment No. 1 to the Original Form 8-K (this “Form 8-K/A”) is being filed solely for the purpose of amending Items 9.01(a) and (b) to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K. The Original Form 8-K otherwise remains the same and the Items therein, including Item 9.01, are hereby incorporated by reference into this Form 8-K/A. The pro forma financial information included as Exhibit 99.2 to this Form 8-K/A has been presented for illustrative purposes only, as required by Form 8-K, and is not intended to, and does not purport to, represent what the combined company’s actual results or financial condition would have been if the transactions had occurred on the relevant date, and is not intended to project the future results or financial condition that the combined company may achieve following the Merger.